Subsequent Event	12 Months Ended
Dec. 31, 2020
Subsequent Event
Subsequent Event

(28) Subsequent Event

On January 16 and 18, 2021, the Company entered into agreements to sell its Dornier production line and the trial production line with Huizhou Yidu Yuzheng Digital Technology Co. LTD. ("Huizhou Yidu Yuzheng") that won the bidding at a total price of RMB141,100 (or approximately US$21,625)  for Dornier production line and the trial production line. As of April 22, 2021, the payment of selling of Dornier Production Line and the trial production line which was made by Mitsubishi for R & D has been fully received. The equipments of these two production lines are being dismantled and removed and  the removement of the production lines will be finished before May 30, 2021.